Contract Acquisition Costs, Net - Significant Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractual arrangements
Contract acquisition costs, net of accumulated amortization	$ 258,665	$ 235,700
Contract acquisition costs, accumulated amortization	342,700	309,700
Conversion
Contractual arrangements
Contract acquisition costs, net of accumulated amortization	139,249	144,173
Contract acquisition costs, accumulated amortization	176,400	164,400
Processing rights
Contractual arrangements
Contract acquisition costs, net of accumulated amortization	119,416	91,527
Contract acquisition costs, accumulated amortization	$ 166,300	$ 145,300